Condensed Statements of Changes in Shareholders' Equity - USD ($)	Total	Li Cycle Holdings Corp [member]	Number of common shares [Member] Li Cycle Holdings Corp [member]	Share capital [Member] Li Cycle Holdings Corp [member]	Contributed surplus [Member] Li Cycle Holdings Corp [member]	Accumulated deficit [Member] Li Cycle Holdings Corp [member]	Accumulated other comprehensive income (loss) [Member] Li Cycle Holdings Corp [member]	Series C Class A Shares [Member] Li Cycle Holdings Corp [member]	Series C Class A Shares [Member] Number of common shares [Member] Li Cycle Holdings Corp [member]	Series C Class A Shares [Member] Share capital [Member] Li Cycle Holdings Corp [member]	Public Shares [Member] Li Cycle Holdings Corp [member]	Public Shares [Member] Number of common shares [Member] Li Cycle Holdings Corp [member]	Public Shares [Member] Share capital [Member] Li Cycle Holdings Corp [member]
Beginning Balance, Shares at Oct. 31, 2018			70,825,919
Beginning Balance at Oct. 31, 2018		$ 1,802,813		$ 2,969,191	$ 26,523	$ (1,152,197)	$ (40,704)
Shares issued for cash, Shares			5,303,760
Shares issued for cash		5,379,860		5,379,860
Stock option expense		97,258			97,258
Shares issued for non-cash costs, Shares			337,958
Shares issued for non-cash costs		118,759		118,759
Comprehensive income (loss)		(4,137,964)				(4,100,782)	(37,182)
Ending Balance, Shares at Oct. 31, 2019			76,467,637
Ending Balance at Oct. 31, 2019		3,260,726		8,467,810	123,781	(5,252,979)	(77,886)
Shares issued for cash, Shares			6,357,423
Shares issued for cash		6,481,381		6,481,381
Stock option expense		245,847			245,847
Shares issued for non-cash costs		455,055			455,055
Conversion of convertible debt, Shares			536,231
Conversion of convertible debt		492,409		492,409
Comprehensive income (loss)		(9,494,688)				(9,275,962)	(218,726)
Ending Balance, Shares at Oct. 31, 2020			83,361,291
Ending Balance at Oct. 31, 2020		1,440,730		15,441,600	824,683	(14,528,941)	(296,612)
Shares issued for cash, Shares									11,220,218			65,671,374
Shares issued for cash								$ 21,620,000		$ 21,620,000	$ 629,748,295		$ 629,748,295
Restricted Share Units settled in shares, Shares			392,276
Restricted Share Units settled in shares		3,922,754		3,922,754
Stock option expense		2,689,913			2,689,913
Exercise of stock options		$ 169,105		891,162	(722,057)
Exercise of stock options, Shares	2,055,474	2,172,820	2,055,476
Shares issued for non-cash costs, Shares			478,920
Shares issued for non-cash costs				455,055	(455,055)
Exercise of warrants, Shares			100
Exercise of warrants		$ 1,438		288	1,150
Restricted Share Units expense		688,087			688,087
Comprehensive income (loss)		(226,559,288)				(226,559,288)
Ending Balance, Shares at Oct. 31, 2021			163,179,655
Ending Balance at Oct. 31, 2021		$ 433,721,034		$ 672,079,154	$ 3,026,721	$ (241,088,229)	$ (296,612)